Additional information: Condensed statements of cash flows of the parent company (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional information: condensed financial statements of the Company
Net cash used in operating activities	¥ 74,286	¥ (75,126)	¥ 51,091
Net cash used in investing activities	(52,246)	3,111	(11,525)
Net cash generated from financing activities	29,062	45,552	(45,235)
Net (decrease)/increase in cash and cash equivalents	51,102	(26,463)	(5,669)
Cash and cash equivalents at beginning of the year	12,161
Cash and cash equivalents at end of the year	62,336	12,161
Parent company
Additional information: condensed financial statements of the Company
Net cash used in operating activities	(170,915)	(88,987)	(6,250)
Net cash generated from financing activities	170,883	94,153
Net (decrease)/increase in cash and cash equivalents	(32)	(5,166)	(6,250)
Cash and cash equivalents at beginning of the year	84	5,250	11,500
Cash and cash equivalents at end of the year	¥ 52	¥ 84	¥ 5,250